7. Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease commitment 2018	$ 21,630	$ 42,840
Lease commitment 2019	14,420	14,420
Lease commitment thereafter	$ 0	$ 0